Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

	As of December 31,
	2023	2024
	(RMB in thousands)
Computers and equipment	270,236	317,923
Furniture and fixtures	17,967	17,156
Leasehold improvement	69,235	68,961
Software	102,129	107,917
Construction in progress	295,283	480,112
Total property, equipment and software	754,850	992,069
Accumulated depreciation and amortization	(308,210)	(378,959)
Total property, equipment and software, net	446,640	613,110